Apr. 03, 2017
Franklin Fund Allocator Series FAS2-10 | FRANKLIN COREFOLIO ALLOCATION FUND

I. Effective on April 10, 2017, additional sales charge reduction and waiver categories will be added in an Appendix to the prospectus for purchases through specific intermediaries. Therefore, the following sentence is added to the end of the first full paragraph after the heading “Fees and Expenses of the Fund” section of each Fund’s summary prospectus:

In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A – Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.